Shareholder Fees {- Fidelity International Small Cap Opportunities Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-09 | Fidelity International Small Cap Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none